First Trust Global Wind Energy ETF Investment Strategy - First Trust Global Wind Energy ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to maintain Index integrity. The Index is designed to track the performance of companies that are primarily engaged and involved in the wind energy industry based on analysis of the products and services offered by those companies (including both “Pure Play” companies focused on the wind energy sector and “Diversified” multinationals with wind energy sector exposure). According to the Index Provider, in order to be eligible for inclusion in the Index, a security must be issued by a company that is engaged and involved in some aspect of the wind energy industry, such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, or involvement in the design, manufacture or distribution of machinery or materials designed specifically for the industry, as determined by Clean Edge. In addition, in order to be eligible for inclusion in the Index a security must meet the size, float and liquidity requirements of the Index, be listed on an Index-eligible global exchange and have seasoned on an Index-eligible global exchange for at least three months. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, the Index allocates an aggregate weight of 60% to companies that are identified as “Pure Play” and an aggregate weight of 40% to those companies determined to be “Diversified.” Pure Play companies are those primarily engaged and actively involved in some aspect of the wind energy industry, with 50% or more of revenues and/or generating assets (energy capacity and/or production) coming from wind-related activities. Diversified companies are those simply involved and engaged in some aspect of the wind energy industry. The Index utilizes a modified free float market capitalization weighted methodology for each group of companies. The Pure Play companies are weighted so that the five largest Pure Play companies may not exceed 8% each of the entire Index and the remaining Pure Play Companies may not exceed 4% each of the entire Index. No Diversified company may exceed 2% of the entire Index. The Fund may also invest in companies with various market capitalizations, depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities. The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in utility companies, industrials companies and European issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Fund had significant investments in utility companies, industrials companies and European issuers, although this may change from time to time.